Deposits (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
FDIC Insurance limit of $250,000	$ 5,522,522	$ 8,578,639
Time deposits in denominations of $100,000 to $250,000	22,958,312	$ 25,292,009
Scheduled Maturities of Total Time Deposits [Abstract]
2016	44,538,587
2017	14,169,581
2018	4,270,314
2019	3,959,739
2020	2,638,972
Total	$ 69,577,193